Document and Entity Information	Mar. 13, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001626450
Document Type	8-K
Document Period End Date	Mar. 13, 2023
Entity Registrant Name	BigCommerce Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39423
Entity Tax Identification Number	46-2707656
Entity Address, Address Line One	11305 Four Points Drive
Entity Address, Address Line Two	Building II
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726
City Area Code	(512)
Local Phone Number	865-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series 1 Common Stock, $ 0.0001 par value per share
Trading Symbol	BIGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false